Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 18,791	$ 18,936
Warranty claims	(11,081)	(5,322)
Warranty accruals	4,338	7,025
Change in estimate	3,559	(337)
Impact of foreign exchange changes	(1,308)	(1,511)
Balance, end of year	14,299	18,791	$ 18,936
Warranty liability	14,299	18,791	18,936
Less: current portion	11,315	13,577
Long-term portion	2,984	5,214
Product Warranty Liability [Line Items]
Insurance recovery			$ 8,865
Other receivables
Product Warranty Liability [Line Items]
Insurance recovery		3,521
Warranty accrual related to field service campaign	2,937
Other long-term asset
Product Warranty Liability [Line Items]
Insurance recovery		$ 5,344
Warranty accrual related to field service campaign	$ 4,122